ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of allocation of purchase price (Details) - CAD ($) $ in Thousands	Mar. 25, 2024	Mar. 15, 2023
Final Purchase Price Allocation [Member] | Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 9,884	$ 13,467
Accounts receivable and other assets	3,046	1,525
Reclamation deposits	6,262	6,262
Inventory	24,634	15,860
Property, plant and equipment	126,194	115,579
Deferred tax asset		8,531
Accounts payable and other liabilities	(7,353)	(8,535)
Debt	(7,143)	(9,144)
Deferred tax liabilities	(16,955)
Provision for environmental rehabilitation	(20,027)	(17,936)
Total fair value of net assets acquired	118,542	125,609
Preliminary Purchase Price Allocation [Member] | Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		13,467
Accounts receivable and other assets		1,525
Reclamation deposits		6,262
Inventory		15,860
Property, plant and equipment		72,304
Deferred tax asset		5,594
Accounts payable and other liabilities		(8,535)
Debt		(9,144)
Provision for environmental rehabilitation		(17,936)
Total fair value of net assets acquired		79,397
Adjustment [Member] | Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		0
Accounts receivable and other assets		0
Reclamation deposits		0
Inventory		0
Property, plant and equipment		43,275
Deferred tax asset		2,937
Accounts payable and other liabilities		0
Debt		0
Provision for environmental rehabilitation		0
Total fair value of net assets acquired		$ 46,212
Gibraltar Joint Venture [Member] | Final Purchase Price Allocation [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	5,122
Accounts receivable and other assets	21,302
Inventory	172,440
Property, plant and equipment	801,700
Accounts payable and other liabilities	(50,192)
Debt	(50,002)
Provision for environmental rehabilitation	(140,190)
Total fair value of net assets acquired	$ 760,180